Property and Equipment, net (Schedule of property and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 28,936	$ 28,269
Additions in property and equipment	2,006	667
Property and Equipment, Ending Balance	30,942	28,936
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(5,973)	(5,427)
Depreciation for the year	(687)	(546)
Accumulated Depreciation, Property and Equipment, Ending Balance	(6,660)	(5,973)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,963	22,842
Additions in property and equipment	2,006	667
Depreciation for the year	(687)	(546)
Property And Equipment Net, Ending Balance	$ 24,282	$ 22,963